Annual Total Returns[BarChart] - MyDestination 2055 Fund - Investor	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	14.18%	23.44%	2.25%	(4.48%)	8.81%	21.73%	(8.02%)	24.92%	13.85%